Capital Requirements and Restriction on Retained Earnings	12 Months Ended
Dec. 31, 2013
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Capital Requirements and Restriction on Retained Earnings

NOTE 17—CAPITAL REQUIREMENTS AND RESTRICTION ON RETAINED EARNINGS

The Company and Citizens are subject to regulatory capital requirements administered by the federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators. Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2013 and 2012, the most recent regulatory notifications categorized Citizens as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

The Company’s and Citizens’ actual capital levels and minimum required levels at December 31, 2013 and 2012 were as follows.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Purposes
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2013
Total Capital to risk-weighted assets
Consolidated	$143,628	17.1%	$67,194	8.0%	n/a	n/a
Citizens	104,884	12.5	67,126	8.0	$83,907	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	133,041	15.8	33,681	4.0	n/a	n/a
Citizens	94,302	11.2	33,679	4.0	50,519	6.0
Tier I (Core) Capital to average assets
Consolidated	133,041	11.6	45,876	4.0	n/a	n/a
Citizens	94,302	8.3	45,447	4.0	56,808	5.0
2012
Total Capital to risk-weighted assets
Consolidated	$116,423	14.8%	$62,931	8.0%	n/a	n/a
Citizens	104,948	13.4	62,656	8.0	$78,319	10.0%
Tier I (Core) Capital to risk-weighted assets
Consolidated	103,979	13.3	31,272	4.0	n/a	n/a
Citizens	95,022	12.1	31,335	4.0	47,002	6.0
Tier I (Core) Capital to average assets
Consolidated	103,979	9.3	44,722	4.0	n/a	n/a
Citizens	95,022	8.5	44,559	4.0	55,699	5.0

The Company’s primary source of funds for paying dividends to its shareholders and for operating expense is the cash accumulated from dividends received from Citizens. Payment of dividends by Citizens to the Company is subject to restrictions by Citizens’ regulatory agencies. These restrictions generally limit dividends to the current and prior two years retained earnings as defined by the regulations. In addition, dividends may not reduce capital levels below minimum regulatory requirements.